Basis of Preparation of the Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Basis Of Preparation [Abstract]
Schedule of functional currency [Table Text Block]
Currency	USD - ILS		USD - EUR
	2022	2021	2022	2021
June 30	3.500	3.260	0.962	0.841
Average for six months ended June 30	3.272	3.265	0.915	0.830
Average for three months ended June 30	3.341	3.265	0.938	0.830
December 31	-	3.110	-	0.883
Average for twelve months ended December 31	-	3.230	-	0.845

Currency	USD - ILS			USD - EUR
Period	2021	2020	2019	2021
December 31	3.110	3.215	3.446	0.883
Year Average	3.230	3.479	3.442	0.845